Borrowed Funds and Subordinated Debentures (Schedule of Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt	$ 107,465
FHLB borrowings and repurchase agreements [Member]
Debt Instrument [Line Items]
Long and Short-term Debt	77,000	$ 110,000	$ 92,000
Long-term Debt	77,000
Year-to-date average	57,187	60,765	61,010
Maximum outstanding	$ 140,000	$ 110,000	$ 95,000
Federal Home Loan Bank Advances Activity For Year Average Interest Rate At Period End	2.66%	2.31%	2.58%
Federal Home Loan Bank, Advances, Activity for Year, Average Interest Rate for Year	3.72%	3.96%	3.88%
Securities Sold Under Agreements to Repurchase [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 15,000	$ 15,000	$ 15,000
Year-to-date average	15,000	15,000	15,000
Maximum outstanding	$ 15,000	$ 15,000	$ 15,000
Federal Home Loan Bank Advances Activity For Year Average Interest Rate At Period End	3.67%	3.67%	3.67%
Federal Home Loan Bank, Advances, Activity for Year, Average Interest Rate for Year	3.67%	3.67%	3.67%
Subordinated debentures [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 15,465	$ 15,465	$ 15,465
Year-to-date average	15,465	15,465	15,465
Maximum outstanding	$ 15,465	$ 15,465	$ 15,465
Federal Home Loan Bank Advances Activity For Year Average Interest Rate At Period End	1.98%	1.82%	1.80%
Federal Home Loan Bank, Advances, Activity for Year, Average Interest Rate for Year	1.87%	1.81%	1.83%